GENERAL AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive loss, before tax	$ (2,086)	$ (3,455)	$ (14,636)
Tax benefit	803	1,329	(5,635)
Accumulated other comprehensive loss	(1,283)	(2,126)	(9,001)
Net unrealized losses on available-for-sale securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive loss, before tax	(4,269)	(5,517)	(17,178)
Net actuarial gain on unfunded portion of post-retirement benefit obligation [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive loss, before tax	$ 2,183	$ 2,062	$ 2,542